Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions Disclosure [Text Block]
(15) Related Party Transactions
For the three and six months ended June 30, 2022, under the Related Party Transaction Policy the Company adopted in the fourth quarter of 2021, there were no related party transactions with beneficial owners of 5% or more of any class of the Company’s voting securities, immediate family members of any of the foregoing persons, and any entities in which any of the foregoing is an executive officer or is an owner of 5% or more ownership interest.
For the three and six months ended June 30, 2021, preceding the Company’s Merger and adoption of the aforementioned Related Party Transaction Policy, the
Company
had related party transactions as follows:

•	The Company paid consulting fees to a board member, Christine Hamilton, who is also a shareholder, of $0 and $25,000, respectively, during the three and six months ended June 30, 2021 .

•
The Company made lease
and insurance
payments to Dakota Ag Properties of approximately $134,000 and $234,000, respectively, during the three and six months ended June 30,
2021
. Dakota Ag Investments (part of Dakota Ag Properties) is a shareholder of the Company.

•
The Company made lab supply payments to Sanford Health (which is a shareholder of the Company) totaling approximately $15,000 and $78,000, respectively, during the three and six months ended June 30,
2021
.

(15) Related Party Transactions
For the years ended December 31, 2021 and 2020, the Company paid consulting fees to a board member, Christine Hamilton, who is also an owner, of $25,000 and $25,000, respectively. As of December 31, 2021 and 2020, there was $6,250 (both years) in accrued board member fees for this related party.
For the year ended December 31, 2020, the Company paid Network Plus, LLC (owner is the spouse of an employee) approximately $19,000 for IT assistance and computer setups. The spouse became an employee of the Company in July 2020, and there was no further activity with this vendor.
For the years ended December 31, 2021 and 2020, the Company made lease payments to Dakota Ag Properties of $435,000 and $401,000, respectively. Dakota Ag Investments (part of Dakota Ag Properties) is a shareholder and owner of the Company.
For the years ended December 31, 2021 and 2020, not including lease payments, the Company made lab supply payments to Sanford Health (which is a shareholder of the Company) totaling approximately $108,000 and $152,000, respectively. The Company had no related party payables with Sanford Health as of December 31, 2021, and $10,000 of related party payables with Sanford Health as of December 31, 2020.
As discussed in Note 10,
Notes Payable
, on February 24, 2016, the Company entered into a loan agreement with CLC for a $3.0 million revolving line of credit secured by a blanket security interest in the assets of the Company. The principal owners of CLC are owners, members of the board of directors, and former employees of the Company. In July 2020, the note payable was paid in full. Please refer to Note 10,
Notes Payable
, for additional information.